Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy Level and Estimated Fair Value of Significant Financial Instruments

The fair value hierarchy level and estimated fair value of significant financial instruments at March 31, 2018 and December 31, 2017 are summarized as follows:

		March 31,		December 31,
		2018		2017
(dollars in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and due from banks	Level 1	$53,535	$53,535	$70,048	$70,048
Federal funds sold and other cash equivalents	Level 1	25,000	25,000	80,000	80,000
Interest-earning deposits in other financial institutions	Level 1	600	600	600	600
Investment securities—AFS	Level 2	82,848	82,848	64,957	64,957
Investment securities—HTM	Level 2	9,998	10,020	10,009	10,250
Mortgage loans held for sale	Level 1	183,391	128,491	125,847	128,972
Loans, net	Level 3	1,247,971	1,288,740	1,235,301	1,236,289
Financial Liabilities:
Deposits	Level 2	1,373,504	1,371,213	$1,337,281	$1,336,353
FHLB advances	Level 2	—	—	25,000	25,000
Long-term debt	Level 2	49,564	41,950	49,528	44,319
Subordinated debentures	Level 3	3,447	3,625	3,424	3,348

The fair value hierarchy level and estimated fair value of significant financial instruments at December 31, 2017 and 2016 are summarized as follows:

		2017		2016
(dollars in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and due from banks	Level 1	$70,048	$70,048	$74,213	$74,213
Federal funds sold and other cash equivalents	Level 1	80,000	80,000	44,500	44,500
Interest-earning deposits in other financial institutions	Level 1	600	600	345	345
Investment securities—AFS	Level 2	64,957	64,957	39,277	39,277
Investment securities—HTM	Level 2	10,009	10,250	6,214	6,553
Mortgage loans held for sale	Level 2	125,847	128,972	44,345	45,433
Loans, net	Level 3	1,235,301	1,236,289	1,096,284	1,095,944
Financial Liabilities:
Deposits	Level 2	$1,337,281	$1,336,353	$1,152,763	$1,140,707
FHLB advances	Level 2	25,000	25,000	—	—
Long-term debt	Level 2	49,528	44,319	49,383	48,447
Subordinated debentures	Level 3	3,424	3,348	3,334	3,334